Provisions - Summary of Changes in Group's Provisions (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of provisions [line items]
Abandonment of hydrocarbon wells cost	$ (219)	$ 169	$ 507
Hydrocarbon wells abandonment obligations [Member] | Assets and liabilities classified as held for sale [member] | Optimization plan [Member]
Disclosure of provisions [line items]
Provisions	242
Environmental liabilities [Member] | Assets and liabilities classified as held for sale [member] | Optimization plan [Member]
Disclosure of provisions [line items]
Provisions	4
Trust Settlement Agreement [Member]
Disclosure of provisions [line items]
Amount reclassified as current provision due to the Trust Settlement Agreement	286
Hydrocarbon Wells Abandonmnet Cost [member]
Disclosure of provisions [line items]
Abandonment of hydrocarbon wells cost	(219)	$ 169	$ 494
Transportadora De Gas Del Norte SA [member]
Disclosure of provisions [line items]
Other liabilities	$ 134